Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
NONCURRENT ASSETS
Property and equipment, net	$ 1,946	$ 161
Intangible assets, net	1	1
Right-of-use assets, net	310
Security deposit	166
Loan receivable	10,768	5,181
Note Receivable	5,490	6,949
Total noncurrent assets	18,681	12,292
CURRENT ASSETS
Trade receivable	1,508
Other receivables and prepayments	4,367	2,871
Available-for-sale financial assets		99
Due from related parties	1,286	1,316
Cash and bank balances	2,322	536
Total current assets	9,483	4,822
Total assets	28,164	17,114
CURRENT LIABILITIES
Trade payables	639
Accrued liabilities and other payables	1,077	216
Unearned revenue	1,009	27
Amounts owed to related parties	53	78
Lease liabilities	117
Taxes payable	763	281
Total current liabilities	3,658	602
NET CURRENT ASSETS	5,825	4,220
NONCURRENT LIABILITIES
Lease liabilities	227
Note payable	6,245	2,111
Total noncurrent liabilities	6,472	2,111
Total liabilities	10,130	2,713
NET ASSETS	18,034	14,401
EQUITY
Reserves	17,145	13,985
Noncontrolling interest	889	416
Total equity	$ 18,034	$ 14,401